RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 18 – RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amounts due from and due to related parties is presented as follows:

		As of December 31,
		2024	2023

Due from related parties consist of the following:
Ours Media Limited (“Ours Media”)	Due from related party	$31,624	$—
Ours Media Hong Kong Limited (“Ours Media HK”)	Other receivables	—	1,799
		31,624	1,799

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$68,026	$75,604
Ms. Ho Ling Honnus Cheung (“Ms. Cheung”)	Due to director	25,111	4,995
Mr. Liqian Liao (“Mr. Liao”)	Due to director	25,111	4,995
Ms. Rose Ellen Steinberg (“Ms. Steinberg”)	Due to director	25,111	4,995
Ours Media HK	Due to related party	184,948	—
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan	1,162,920	1,295,287
		$1,491,227	$1,385,876

Ms. Wong is Chief Executive Officer of the Company and common director of Ours Media and Ours Media HK.

As of December 31, 2024 and 2023, the amounts due from Ours Media of $31,624 and Ours Media HK of $1,799, respectively represented non-trade temporary advances to related parties which are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2024 and 2023, the amounts due to Ms. Wong, the Company’s Chief Executive Officer, are $68,026 and $75,604, respectively, which are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2024 and 2023, the amounts due to Ms. Cheung, Mr. Liao, and Ms. Steinberg, are in aggregate of $75,333 and $14,985, respectively, which are unsecured, interest free and repayable on demand.

As of December 31, 2024, the amounts due to Ours Media HK of $184,948 represented non-trade temporary advances which are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2024 and 2023, the loan from DNAP, one of the shareholders of the Company, amounting to $1,162,920 and $1,295,287, respectively, which bears interest at the rate of 8% per annum and becomes repayable by 12 equal consecutive monthly instalments, commencing from January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024. Subsequently on March 10, 2025, the Company and DNAP entered into a supplementary agreement to extend the repayment date to March 31, 2026. Save as aforesaid, all other terms of the original loan agreement remained in full force and effect.

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	For the years ended December 31,
	2024	2023	2022
Revenue from related parties	$30,565	$36,110	$1,525
Cost of revenue to related party	$769	—	—
Rental expenses paid to related parties	$97,675	$87,401	$87,353
Loan interest expenses paid to related parties	$71,899	$71,111	$91,660

The related parties are the Company’s shareholders or companies under common control by Ms. Wong.